Filed Pursuant to Rule 497(e)

Gabelli 787 Fund, Inc.

Gabelli Enterprise Mergers and Acquisitions Fund

The Gabelli Asset Fund

Gabelli Capital Series Funds, Inc.

Gabelli Capital Asset Fund

Comstock Funds, Inc.

Comstock Capital Value Fund

The Gabelli Dividend Growth Fund

Gabelli Equity Series Funds, Inc.

The Gabelli Small Cap Growth Fund

The Gabelli Equity Income Fund

The Gabelli Focused Growth and Income Fund

The Gabelli Global Financial Services Fund

Gabelli ESG Fund, Inc.

GAMCO Global Series Funds, Inc.

The Gabelli Global Content & Connectivity Fund

The Gabelli Global Growth Fund

The Gabelli International Small Cap Fund

The Gabelli Global Rising Income and Dividend Fund

Gabelli Global Mini Mites™ Fund

Gabelli Gold Fund, Inc.

The Gabelli Growth Fund

Gabelli International Growth Fund, Inc.

Gabelli Investor Funds, Inc.

The Gabelli ABC Fund

The Gabelli Money Market Funds

The Gabelli U.S. Treasury Money Market Fund

The Gabelli Utilities Fund

The Gabelli Value 25 Fund Inc.

The TETON Westwood Funds

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mighty Mites (sm) Fund

TETON Convertible Securities Fund

Gabelli Innovations Trust

Gabelli Media Mogul Fund

Gabelli Pet Parents’™ Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 11, 2022, to each Fund’s Statement of Additional Information (“SAI”)

As of July 1, 2022, John C. Ball replaced Bruce N. Alpert as President of all of the Funds listed above. Mr. Ball has been Treasurer of Funds within the Gabelli Fund Complex since 2017 and Chief Executive Officer of G.distributors, LLC since December 2020. Prior to joining Gabelli, Mr. Ball served as Vice President and Assistant Treasurer of AMG Funds, 2014-2017 and Vice President of State Street Corporation, 2007-2014. Mr. Ball received MBA degrees, with honors, from Columbia Business School and London Business School.

Please retain this Supplement with your SAI for reference.